PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Prepaid Expenses And Other Current Assets Net
Dividends receivable (1)	$ 1,762,566
Deductible value-added tax	2,047,527	592,303
Advance to suppliers	167,616	181,890
Deposits	117,013	24,044
Prepaid expenses	241,709	113,091
Advance to staff	43,000	52,866
Total prepaid expenses and other current assets, gross	4,379,431	964,194
Less: provision for credit loss
Total prepaid expenses and other current assets, net	4,379,431	$ 964,194
Equity interest rate			49.00%
Dividend distribution			$ 3,485,424
Dividend payment	$ 1,742,712
Dividend receivables			$ 1,762,566